Financial instruments - additional information - Credit risk (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Credit risk
Financial assets not past due or impaired due to renegotiation of terms	£ 23	£ 22
Past due date but not impaired
Credit risk
Loans and receivables	27	23
Past due date but not impaired | Less than one year past due date
Credit risk
Loans and receivables	£ 22	£ 17